Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
REVENUES
Revenue from customers	$ 11,165,980		$ 11,904,120		$ 37,016,616		$ 20,669,272
Revenues from related parties					97,554
REVENUES	11,165,980		11,904,120		37,114,170		20,669,272		$ 31,345,951		$ 40,004,103
COST OF REVENUES
Cost of revenues from customers	(6,370,278)		(5,716,594)		(19,179,253)		(10,180,477)
Cost of revenues related parties					(97,554)
Total Cost of revenues	(6,370,278)		(5,716,594)		(19,276,807)		(10,180,477)		(15,736,080)		(20,265,509)
GROSS PROFIT	4,795,702		6,187,526		17,837,363		10,488,795		15,609,871		19,738,594
OPERATING EXPENSES
Selling expenses	(136,164)		(29,028)		(349,561)		(73,960)		(264,553)		(270,752)
General and administrative expenses	(298,047)		(952,824)		(1,618,753)		(1,512,761)		(2,322,055)		(2,330,322)
Research and development expenses	(22,267)		(21,532)		(67,035)		(54,831)		(77,997)		(136,433)
Share-based compensation					(3,149,106)				(1,064,358)
Total operating expenses	(456,478)		(1,003,384)		(5,184,455)		(1,641,552)		(3,728,963)		(2,737,507)
INCOME FROM OPERATIONS	4,339,224		5,184,142		12,652,908		8,847,243		11,880,908		17,001,087
OTHER INCOME (EXPENSES)
Interest income	28,798		21,450		64,184		55,166		81,537		76,201
Interest expense									(1,728,961)		(16,884)
Government grant			57,922		692,952		185,905		246,227		249,417
Late penalty on debt											(868,546)
Gain on asset disposal					7,625,279
TOTAL OTHER (EXPENSES), NET	28,798		79,372		8,382,415		241,071		(1,401,197)		(559,812)
INCOME BEFORE INCOME TAX EXPENSE	4,368,022		5,263,514		21,035,323		9,088,314		10,479,711		16,441,275
INCOME TAX EXPENSE	(1,092,547)		(537,019)		(4,331,499)		(1,108,849)		(1,549,333)		(2,724,662)
NET INCOME	3,275,475		4,726,495		16,703,824		7,979,465		8,930,378		13,716,613
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	139,206		1,530,474		671,786		1,052,308		2,692,896		(844,192)
COMPREHENSIVE INCOME	$ 3,414,681		$ 6,256,969		$ 17,375,610		$ 9,031,773		$ 11,623,274		$ 12,872,421
EARNINGS PER COMMON SHARE
Basic	$ 0.1		$ 0.17		$ 0.53		$ 0.28		$ 0.31		$ 0.49
Diluted	$ 0.1		$ 0.17		$ 0.53		$ 0.28		$ 0.31		$ 0.49
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING*
Basic*	31,811,523	[1]	28,000,000	[1]	31,811,523	[1]	28,000,000	[1]	28,774,886	[2]	28,000,000	[2]
Diluted*	32,653,163	[1]	28,000,000	[1]	32,653,163	[1]	28,000,000	[1]	28,985,246	[2]	28,000,000	[2]

[1]	Retrospectively restated for effect of recapitalization for the three and nine month ended September 30, 2020, see Note 1
[2]	Retrospectively restated for effect of recapitalization, see Note 1